Equity - Outstanding warrants (Details ) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Equity
Number of warrants outstanding, Beginning		1,612,694	919,808
Number of warrants issued	275,150,000	275,150,000	692,886
Number of warrants Exercised		(275,150,000)
Number of warrants outstanding, End		1,612,694	1,612,694	919,808
Number of warrants exercisable		1,612,694
Weighted average exercise price, Beginning		$ 2.00	$ 6.62
Weighted average exercise price Issued		0.0001	2.00
Weighted average exercise price Exercised		0.0001
Weighted average exercise price, End		0.22	$ 2.00	$ 6.62
Weighted average exercise price exercisable		$ 0.22
Total intrinsic value, Beginning		$ 1,059,862	$ 1,232,543
Total intrinsic value Issued		127,229,360	455,365
Total intrinsic value Exercised		(127,229,360)
Total intrinsic value, End		391,078	$ 1,059,862	$ 1,232,543
Total intrinsic value exercisable		$ 391,078
Weighted average remaining contractual life (in years) price, Outstanding			2 years 1 month 6 days	3 years 1 month 6 days
Weighted average remaining contractual life (in years) price, Issued		1 year 1 month 6 days	2 years 7 months 6 days
Weighted average remaining contractual life (in years) exercisable		1 year 1 month 6 days